Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 15.5%
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	$ 3,213,119	$ 3,247,589
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 1.47% (B), 07/18/2027 (A)	8,000,000	7,860,856
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	1,104,156	1,105,226
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	3,756,484	3,767,025
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	4,720,397	4,718,540
CF Hippolyta LLC
Series 2020-1, Class B1,
2.28%, 07/15/2060 (A)	6,500,000	6,565,093
CIFC Funding, Ltd.
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.78% (B), 04/15/2030 (A)	16,300,000	15,774,830
CWABS, Inc. Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 0.32% (B), 03/25/2047	6,134,719	5,987,484
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	4,319,461	4,334,649
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	6,917,324	7,003,178
DT Auto Owner Trust
Series 2020-1A, Class A,
1.94%, 09/15/2023 (A)	2,674,929	2,693,201
Series 2020-1A, Class B,
2.16%, 05/15/2024 (A)	3,000,000	3,033,398
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 1.96% (B), 10/22/2025 (A)	10,000,000	9,886,600
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 1.82% (B), 04/20/2027 (A)	8,000,000	7,866,144
Hertz Vehicle Financing II, LP
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	11,900,000	11,917,541
Hilton Grand Vacations Trust
Series 2014-AA, Class B,
2.07%, 11/25/2026 (A)	1,488,400	1,483,230
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	7,989,702	8,130,888
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	5,696,720	5,882,023
ICG CLO, Ltd.
Series 2016-1A, Class A2R,
3-Month LIBOR + 1.70%, 1.97% (B), 07/29/2028 (A)	6,000,000	5,801,046

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 1.63% (B), 07/15/2026 (A)	$ 13,500,000	$ 13,402,894
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 1.57% (B), 10/28/2025 (A)	2,968,539	2,950,122
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	10,161,434	10,418,855
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.73% (B), 10/15/2026 (A)	10,000,000	9,844,740
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	7,061,370	7,066,557
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	8,000,000	7,998,720
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	2,157,863	2,159,365
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	1,467,934	1,456,260
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,531,202	1,536,961
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	9,521,286	9,814,485
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	10,000,000	9,894,093
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	18,400,000	18,445,150
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (A)	9,408,000	9,421,849
Series 2019-T4, Class BT4,
2.46%, 10/15/2051 (A)	5,000,000	4,943,868
Series 2019-T5, Class DT5,
2.85%, 10/15/2051 (A)	10,000,000	9,957,007
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	6,695,000	6,703,947
Series 2019-T1, Class CT1,
2.93%, 07/15/2052 (A)	5,000,000	4,922,706
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	5,000,000	4,998,953
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	13,000,000	13,001,111
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	1,487,774	1,487,589
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	2,777,880	2,781,649
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	5,730,435	5,719,010
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	3,769,034	3,670,132
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	6,330,750	6,057,304

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.96% (B), 10/22/2030 (A)	$ 6,000,000	$ 5,777,022
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class B,
3.65%, 06/20/2035 (A)	2,735,501	2,747,571
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	3,255,820	3,350,966
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	3,182,564	3,123,967
Series 2019-2A, Class C,
3.12%, 05/20/2036 (A)	5,987,742	5,908,353
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	4,869,834	4,780,858
Sofi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	455,669	457,015
SPS Servicer Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (A)	14,150,000	14,037,370
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.07% (B), 07/20/2027 (A)	4,907,553	4,868,597
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 1.57% (B), 07/20/2027 (A)	10,000,000	9,674,390
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.62% (B), 04/20/2028 (A)	10,000,000	9,725,680
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	756,372	761,878
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	2,970,909	2,989,310
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	4,227,720	4,257,801
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	6,715,302	6,835,836
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	4,789,954	4,889,191
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	7,975,393	8,181,205
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	8,459,345	8,759,446
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	10,419,381	10,835,993
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	8,760,904	9,072,094
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,155,848	4,393,227
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	7,170,177	7,724,084
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	11,000,000	11,142,351
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	13,599,197	13,648,565

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	$ 1,365,080	$ 1,368,253
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	2,017,729	2,020,584
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	3,844,484	3,836,818
Wellfleet CLO, Ltd.
Series 2016-1A, Class BR,
3-Month LIBOR + 1.50%, 1.77% (B), 04/20/2028 (A)	15,000,000	14,442,090
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.89% (B), 10/20/2029 (A)	15,000,000	14,396,835

Total Asset-Backed Securities (Cost $479,449,175)		479,719,218

CORPORATE DEBT SECURITIES - 62.7%
Aerospace & Defense - 0.8%
Boeing Co.
2.13%, 03/01/2022	20,685,000	20,745,519
2.30%, 08/01/2021 (C)	4,430,000	4,457,851
Raytheon Technologies Corp.
3.65%, 08/16/2023	320,000	347,279

		25,550,649

Airlines - 1.1%
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	6,212,000	6,231,168
6.82%, 02/10/2024	3,344,111	3,278,600
Delta Air Lines, Inc.
3.80%, 04/19/2023	9,957,000	9,267,072
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	154,759	153,239
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	9,986,830
US Airways Pass-Through Trust
3.95%, 05/15/2027	4,718,218	3,941,262

		32,858,171

Banks - 16.8%
ABN AMRO Bank NV
3.40%, 08/27/2021 (A)	15,000,000	15,471,000
AIB Group PLC
4.75%, 10/12/2023 (A)	8,438,000	9,204,684
Banco Santander SA
2.71%, 06/27/2024	8,400,000	8,963,781
3.85%, 04/12/2023	4,600,000	4,931,054
Bank of America Corp.
Fixed until 10/01/2020, 2.33% (B), 10/01/2021, MTN	11,861,000	11,897,549
Fixed until 10/22/2024, 2.46% (B), 10/22/2025, MTN	9,821,000	10,421,999
Fixed until 01/20/2022, 3.12% (B), 01/20/2023, MTN	4,893,000	5,066,609
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022 (A)	4,991,000	5,159,319
Barclays Bank PLC
10.18%, 06/12/2021 (A)	5,158,000	5,540,005
Barclays PLC
Fixed until 05/07/2025, 2.85% (B), 05/07/2026	10,000,000	10,601,711
BNP Paribas SA
5.00%, 01/15/2021	17,935,000	18,308,418

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
2.75%, 12/02/2021, MTN	$ 8,737,000	$ 8,988,900
5.15%, 07/21/2024 (A)	14,000,000	15,701,647
Canadian Imperial Bank of Commerce
Fixed until 07/22/2022, 2.61% (B), 07/22/2023	4,425,000	4,599,751
CIT Bank, NA
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	6,927,000	6,565,411
CIT Group, Inc.
4.13%, 03/09/2021	600,000	602,250
Citibank, NA
Fixed until 05/20/2021, 2.84% (B), 05/20/2022	11,000,000	11,204,461
Citigroup, Inc.
Fixed until 11/04/2021, 2.31% (B), 11/04/2022	9,909,000	10,122,155
Fixed until 04/08/2025, 3.11% (B), 04/08/2026	4,988,000	5,422,295
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	9,243,845
Cooperatieve Rabobank UA
Fixed until 06/24/2025, 1.34% (B), 06/24/2026 (A)	5,000,000	5,080,626
3.95%, 11/09/2022	10,100,000	10,743,348
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (B), 06/16/2026 (A)	5,000,000	5,141,136
Credit Suisse AG
2.80%, 04/08/2022	5,477,000	5,691,803
6.50%, 08/08/2023 (A)	5,462,000	6,110,612
Danske Bank A/S
1.23%, 06/22/2024 (A)	10,000,000	10,108,049
Fixed until 09/20/2021, 3.00% (B), 09/20/2022 (A)	10,000,000	10,197,841
Fifth Third Bancorp
3.65%, 01/25/2024	10,000,000	10,963,670
Fifth Third Bank NA
3.35%, 07/26/2021	8,848,000	9,084,751
First Horizon National Corp.
3.50%, 12/15/2020	8,160,000	8,222,157
First Niagara Financial Group, Inc.
7.25%, 12/15/2021	6,340,000	6,861,439
Huntington Bancshares, Inc.
2.30%, 01/14/2022	13,724,000	14,070,731
ING Bank NV
5.80%, 09/25/2023 (A)	12,067,000	13,556,747
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A) (C)	11,000,000	11,564,284
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	6,082,000	6,384,922
Fixed until 04/25/2022, 2.78% (B), 04/25/2023	7,174,000	7,449,929
Fixed until 12/05/2023, 4.02% (B), 12/05/2024	10,000,000	11,063,700
Lloyds Banking Group PLC
Fixed until 07/09/2024, 3.87% (B), 07/09/2025	4,790,000	5,276,763
MUFG Union Bank NA
3.15%, 04/01/2022	11,000,000	11,468,334
Natwest Group PLC
6.00%, 12/19/2023	12,464,000	14,041,652

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Nordea Bank Abp
1.00%, 06/09/2023 (A)	$ 8,797,000	$ 8,945,585
PNC Financial Services Group, Inc.
3.90%, 04/29/2024	7,811,000	8,712,447
Regions Financial Corp.
2.75%, 08/14/2022	12,360,000	12,881,676
Royal Bank of Canada
SOFR + 0.40%, 0.48% (B), 08/05/2022, MTN	15,809,000	15,738,833
Santander UK PLC
5.00%, 11/07/2023 (A)	10,000,000	10,972,900
Svenska Handelsbanken AB
3.90%, 11/20/2023	10,000,000	11,077,840
Swedbank AB
1.30%, 06/02/2023 (A)	9,000,000	9,159,984
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	9,052,000	9,214,351
Truist Bank
SOFR + 0.73%, 0.83% (B), 03/09/2023	7,250,000	7,264,389
2.80%, 05/17/2022	6,013,000	6,262,266
Truist Financial Corp.
2.15%, 02/01/2021, MTN	12,037,000	12,125,202
UniCredit SpA
6.57%, 01/14/2022 (A)	10,000,000	10,630,110
US Bancorp
2.40%, 07/30/2024	9,070,000	9,703,910
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	8,969,000	9,370,566
3.75%, 01/24/2024, MTN	14,000,000	15,342,758

		518,502,155

Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	10,120,000	11,173,392
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 01/12/2024	6,971,000	7,678,585
Constellation Brands, Inc.
2.65%, 11/07/2022	5,537,000	5,782,770
Keurig Dr. Pepper, Inc.
3.40%, 11/15/2025	7,027,000	7,943,851
4.42%, 05/25/2025	7,016,000	8,200,781
Pernod Ricard SA
4.45%, 01/15/2022 (A)	8,000,000	8,437,524
5.75%, 04/07/2021 (A)	4,696,000	4,864,946

		54,081,849

Biotechnology - 0.3%
AbbVie, Inc.
2.60%, 11/21/2024 (A)	9,959,000	10,650,113

Capital Markets - 4.2%
Ameriprise Financial, Inc.
3.00%, 03/22/2022	7,986,000	8,312,930
Bank of New York Mellon Corp.
2.20%, 08/16/2023, MTN	10,000,000	10,502,957
2.50%, 04/15/2021, MTN	10,123,000	10,266,609
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	10,495,369
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	10,096,046
Goldman Sachs Group, Inc.
Fixed until 10/31/2021, 2.88% (B), 10/31/2022	20,961,000	21,512,715
3.50%, 04/01/2025	2,988,000	3,310,850

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	$ 6,976,000	$ 7,346,418
Fixed until 07/22/2024, 2.72% (B), 07/22/2025, MTN	4,981,000	5,329,464
2.75%, 05/19/2022	7,083,000	7,364,685
4.88%, 11/01/2022	5,085,000	5,534,649
State Street Corp.
Fixed until 03/30/2022, 2.83% (B), 03/30/2023 (A)	1,492,000	1,548,548
3.10%, 05/15/2023	11,076,000	11,888,650
UBS AG
1.75%, 04/21/2022 (A)	4,441,000	4,534,150
UBS Group AG
Fixed until 07/30/2023, 1.01% (B), 07/30/2024 (A)	3,000,000	3,015,134
3.00%, 04/15/2021 (A)	9,354,000	9,528,339

		130,587,513

Chemicals - 1.0%
Huntsman International LLC
5.13%, 11/15/2022	6,972,000	7,421,682
Mosaic Co.
3.75%, 11/15/2021	12,074,000	12,415,419
Syngenta Finance NV
4.44%, 04/24/2023 (A)	10,000,000	10,516,840

		30,353,941

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A) (C)	5,000,000	5,006,301

Construction Materials - 0.4%
CRH America, Inc.
3.88%, 05/18/2025 (A)	10,000,000	11,351,310

Consumer Finance - 3.6%
Ally Financial, Inc.
4.13%, 02/13/2022	8,145,000	8,456,596
4.63%, 03/30/2025 (C)	6,973,000	7,719,442
7.50%, 09/15/2020	10,239,000	10,313,527
American Express Co.
2.20%, 10/30/2020	6,325,000	6,343,343
American Honda Finance Corp.
0.88%, 07/07/2023, MTN	11,959,000	12,065,060
BMW US Capital LLC
3.40%, 08/13/2021 (A)	11,846,000	12,181,594
Capital One Financial Corp.
2.40%, 10/30/2020	9,963,000	9,995,516
Daimler Finance North America LLC
3.40%, 02/22/2022 (A)	7,000,000	7,249,731
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	4,600,000	4,600,000
3.34%, 03/18/2021	8,000,000	8,020,000
General Motors Financial Co., Inc.
3.20%, 07/06/2021	3,115,000	3,165,915
3.55%, 07/08/2022	9,957,000	10,334,037
Volkswagen Group of America Finance LLC
2.70%, 09/26/2022 (A)	10,000,000	10,390,747

		110,835,508

Diversified Consumer Services - 0.2%
Nationwide Building Society
Fixed until 03/08/2023, 3.77%(B), 03/08/2024 (A)	6,821,000	7,283,381

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.30%, 01/23/2023	$ 6,030,000	$ 5,977,655
AIG Global Funding
0.80%, 07/07/2023 (A)	6,976,000	7,018,522
Aircastle, Ltd.
5.13%, 03/15/2021	7,967,000	8,070,524
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	5,506,000	5,415,588
5.50%, 12/15/2024 (A)	10,832,000	11,096,112
Element Fleet Management Corp.
3.85%, 06/15/2025 (A) (C)	8,707,000	9,165,022
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	12,800,000	12,866,789
Protective Life Global Funding
2.70%, 11/25/2020 (A)	8,378,000	8,439,638
Voya Financial, Inc.
3.13%, 07/15/2024	9,332,000	10,061,201

		78,111,051

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
3.40%, 05/15/2025 (D)	7,000,000	7,786,415
British Telecommunications PLC
4.50%, 12/04/2023	8,200,000	9,164,624
Verizon Communications, Inc.
5.15%, 09/15/2023	5,000,000	5,709,592

		22,660,631

Electric Utilities - 3.6%
American Electric Power Co., Inc.
2.95%, 12/15/2022	8,469,000	8,881,782
Appalachian Power Co.
4.60%, 03/30/2021	4,633,000	4,709,342
Berkshire Hathaway Energy Co.
2.38%, 01/15/2021	11,562,000	11,669,197
Duke Energy Corp.
3.05%, 08/15/2022	21,461,000	22,446,503
Entergy Corp.
4.00%, 07/15/2022	8,552,000	9,081,474
Evergy, Inc.
2.45%, 09/15/2024	11,565,000	12,364,091
FirstEnergy Corp.
4.25%, 03/15/2023	6,261,000	6,633,311
Georgia Power Co.
2.10%, 07/30/2023	7,441,000	7,760,936
Metropolitan Edison Co.
3.50%, 03/15/2023 (A)	5,566,000	5,896,487
Pacific Gas & Electric Co.
1.75%, 06/16/2022	8,781,000	8,813,541
Southern Co.
2.35%, 07/01/2021	12,232,000	12,427,600

		110,684,264

Entertainment - 0.3%
Walt Disney Co.
3.35%, 03/24/2025	7,972,000	8,913,287

Equity Real Estate Investment Trusts - 1.7%
American Tower Corp.
3.00%, 06/15/2023	17,032,000	18,209,471
Crown Castle International Corp.
5.25%, 01/15/2023	7,556,000	8,400,916
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	9,461,000	10,184,672

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Service Properties Trust
4.35%, 10/01/2024	$ 7,598,000	$ 6,801,729
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	8,370,000	9,003,608

		52,600,396

Food & Staples Retailing - 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
3.50%, 02/15/2023 (A)	3,984,000	4,073,640
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,817,035

		13,890,675

Food Products - 0.8%
Campbell Soup Co.
3.65%, 03/15/2023	4,983,000	5,348,244
Cargill, Inc.
1.38%, 07/23/2023 (A)	9,965,000	10,194,635
Mondelez International
0.63%, 07/01/2022	8,881,000	8,924,339

		24,467,218

Health Care Equipment & Supplies - 0.9%
Becton Dickinson & Co.
3-Month LIBOR + 1.03%, 1.35% (B), 06/06/2022	2,726,000	2,737,345
2.89%, 06/06/2022	13,942,000	14,473,330
DH Europe Finance II SARL
2.05%, 11/15/2022	10,888,000	11,249,531

		28,460,206

Health Care Providers & Services - 2.5%
Cigna Corp.
3-Month LIBOR + 0.89%, 1.17% (B), 07/15/2023	12,689,000	12,802,593
3.90%, 02/15/2022	9,465,000	9,959,829
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	15,193,101
2.63%, 08/15/2024	4,979,000	5,354,005
HCA, Inc.
5.00%, 03/15/2024	14,941,000	16,858,209
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	9,959,000	10,609,666
UnitedHealth Group, Inc.
3.50%, 02/15/2024	6,971,000	7,701,845

		78,479,248

Hotels, Restaurants & Leisure - 0.5%
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	4,479,000	4,534,988
International Game Technology PLC
6.25%, 02/15/2022 (A)	2,873,000	3,002,601
Las Vegas Sands Corp.
3.20%, 08/08/2024	8,963,000	8,995,965

		16,533,554

Household Durables - 0.1%
D.R. Horton, Inc.
2.55%, 12/01/2020	4,029,000	4,056,518

Insurance - 2.3%
American International Group, Inc.
2.50%, 06/30/2025	10,551,000	11,281,604

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Aon Corp.
2.20%, 11/15/2022	$ 7,967,000	$ 8,276,127
Athene Global Funding
3.00%, 07/01/2022 (A)	4,205,000	4,341,405
Equitable Financial Life Global Funding
1.40%, 07/07/2025 (A)	9,966,000	10,081,275
Five Corners Funding Trust
4.42%, 11/15/2023 (A)	8,785,000	9,844,378
Jackson National Life Global Funding
3.30%, 02/01/2022 (A)	9,000,000	9,338,470
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	8,778,000	9,761,297
Principal Life Global Funding II
2.25%, 11/21/2024 (A) (C)	8,666,000	9,240,837

		72,165,393

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
4.50%, 08/15/2024 (C)	4,287,000	4,508,498

IT Services - 0.5%
Fiserv, Inc.
2.75%, 07/01/2024	13,481,000	14,563,469

Machinery - 0.7%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	11,959,000	12,035,135
Otis Worldwide Corp.
3-Month LIBOR + 0.45%, 0.75% (B), 04/05/2023 (A)	9,962,000	9,928,915

		21,964,050

Media - 1.3%
Comcast Corp.
3.70%, 04/15/2024	6,390,000	7,113,237
CSC Holdings LLC
6.75%, 11/15/2021	8,655,000	9,174,300
Discovery Communications LLC
2.95%, 03/20/2023	6,297,000	6,626,831
Sky, Ltd.
3.13%, 11/26/2022 (A)	6,970,000	7,398,539
Time Warner Cable LLC
4.00%, 09/01/2021	5,256,000	5,392,634
ViacomCBS, Inc.
4.75%, 05/15/2025 (C)	4,463,000	5,139,122

		40,844,663

Metals & Mining - 0.2%
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	7,188,102

Multi-Utilities - 1.5%
Black Hills Corp.
4.25%, 11/30/2023	9,898,000	10,831,148
Dominion Energy, Inc.
2.45%, 01/15/2023 (A)	7,820,000	8,148,510
2.72% (E), 08/15/2021	7,100,000	7,249,806
DTE Energy Co.
2.53%, 10/01/2024	10,070,000	10,733,081
NiSource, Inc.
3.85%, 02/15/2023	7,343,000	7,875,909

		44,838,454

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 3.1%
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	$ 8,935,000	$ 9,770,961
Energy Transfer Operating, LP
4.20%, 09/15/2023	4,980,000	5,267,475
Eni SpA
4.00%, 09/12/2023 (A)	8,629,000	9,334,281
MPLX, LP
3-Month LIBOR + 0.90%, 1.21% (B), 09/09/2021	7,897,000	7,859,129
3.50%, 12/01/2022	8,683,000	9,059,864
4.88%, 12/01/2024	5,661,000	6,371,744
Occidental Petroleum Corp.
2.60%, 08/13/2021	13,935,000	13,760,813
Plains All American Pipeline, LP / PAA Finance Corp.
4.65%, 10/15/2025	5,976,000	6,444,226
Sabine Pass Liquefaction LLC
5.63%, 04/15/2023	8,281,000	9,126,225
Total Capital International SA
2.22%, 07/12/2021	8,882,000	9,031,049
Williams Cos., Inc.
4.55%, 06/24/2024	7,966,000	8,865,746

		94,891,513

Pharmaceuticals - 2.0%
AstraZeneca PLC
2.38%, 06/12/2022	9,966,000	10,301,999
Bayer US Finance LLC
3.00%, 10/08/2021 (A)	7,474,000	7,672,013
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	8,515,000	9,269,232
Merck & Co., Inc.
0.75%, 02/24/2026	9,965,000	10,116,850
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/2021	14,535,000	15,163,809
Upjohn, Inc.
1.13%, 06/22/2022 (A)	4,078,000	4,111,491
1.65%, 06/22/2025 (A) (C)	4,983,000	5,127,929

		61,763,323

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	8,195,000	8,749,843

Road & Rail - 1.0%
Avolon Holdings Funding, Ltd.
3.63%, 05/01/2022 (A)	12,397,000	11,883,991
5.50%, 01/15/2023 (A)	6,127,000	5,937,958
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	7,598,413
Union Pacific Corp.
3.50%, 06/08/2023	4,457,000	4,834,033

		30,254,395

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.46%, 09/15/2026 (A) (D)	12,132,000	13,292,832
KLA Corp.
4.65%, 11/01/2024	8,678,000	10,015,238
Micron Technology, Inc.
2.50%, 04/24/2023	4,701,000	4,907,956

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	$ 10,000,000	$ 10,591,589
QUALCOMM, Inc.
2.60%, 01/30/2023	5,815,000	6,124,617

		44,932,232

Software - 0.4%
Infor, Inc.
1.45%, 07/15/2023 (A)	2,192,000	2,215,680
Intuit, Inc.
0.65%, 07/15/2023	10,450,000	10,516,893

		12,732,573

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (A)	3,853,000	3,959,275
Hewlett Packard Enterprise Co.
1.45%, 04/01/2024	9,113,000	9,149,602
4.45%, 10/02/2023	4,984,000	5,470,676

		18,579,553

Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.
1.70%, 06/15/2022	6,094,000	6,216,293
VF Corp.
2.05%, 04/23/2022	9,966,000	10,226,854

		16,443,147

Tobacco - 0.1%
BAT Capital Corp.
3.22%, 08/15/2024	3,485,000	3,765,870

Trading Companies & Distributors - 1.2%
Air Lease Corp.
2.25%, 01/15/2023	15,548,000	15,369,121
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	22,201,463

		37,570,584

Transportation Infrastructure - 0.3%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.45%, 07/01/2024 (A)	7,966,000	8,677,834

Wireless Telecommunication Services - 0.7%
T-Mobile USA, Inc.
3.50%, 04/15/2025 (A)	10,291,000	11,348,400
Vodafone Group PLC
3.75%, 01/16/2024	8,355,000	9,174,455

		20,522,855

Total Corporate Debt Securities (Cost $1,880,058,164)		1,940,874,290

FOREIGN GOVERNMENT OBLIGATION - 0.1%
Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,175,000	2,347,538

Total Foreign Government Obligation (Cost $2,166,598)		2,347,538

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	$ 12,963,404	$ 12,562,926

Total Loan Assignment (Cost $12,940,537)		12,562,926

MORTGAGE-BACKED SECURITIES - 18.1%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	10,900,000	10,454,541
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 1.42% (B), 09/15/2034 (A)	16,000,000	15,638,594
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	6,724,459	6,907,893
Ashford Hospitality Trust
Series 2018-ASHF, Class C,
1-Month LIBOR + 1.40%, 1.57% (B), 04/15/2035 (A)	18,800,000	17,095,261
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.27% (B), 04/15/2035 (A)	10,520,000	9,472,897
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.97% (B), 09/15/2032 (A)	5,000,000	4,523,423
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.37% (B), 08/15/2036 (A)	15,300,000	14,323,946
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.87% (B), 08/15/2036 (A)	15,000,000	13,698,586
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.30% (B), 03/15/2037 (A)	16,015,000	15,014,096
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.61% (B), 03/15/2037 (A)	15,000,000	13,847,100
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 2.07% (B), 07/15/2035 (A)	14,900,000	13,523,368
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.62% (B), 10/15/2036 (A)	11,391,574	11,320,891
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.39% (B), 05/15/2035 (A)	5,480,000	5,095,292
Series 2018-GW, Class D,
1-Month LIBOR + 1.77%, 1.94% (B), 05/15/2035 (A)	6,250,000	5,717,284

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.17% (B), 11/15/2034 (A)	$ 11,825,000	$ 10,074,491
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.92% (B), 12/15/2037 (A)	9,760,000	9,699,456
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	4,319,000	4,252,600
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,619,000	3,508,007
Series 2016-HEAT, Class D,
5.49% (B), 04/10/2029 (A)	7,290,000	6,880,712
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.92% (B), 07/15/2030 (A)	10,000,000	9,462,806
CHT Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.42% (B), 11/15/2036 (A)	17,400,000	16,483,345
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	2,686,538	2,823,308
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	8,092,736	8,502,172
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.85% (B), 11/15/2038 (A)	11,900,000	10,468,413
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.47% (B), 12/15/2031 (A)	15,390,000	15,005,073
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 1.02% (B), 06/15/2034 (A)	12,500,000	12,131,459
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 1.17% (B), 06/15/2034 (A)	2,500,000	2,409,753
DBWF Mortgage Trust
Series 2018-GLKS, Class D,
1-Month LIBOR + 2.40%, 2.59% (B), 12/19/2030 (A)	10,000,000	9,196,839
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	15,000,000	13,899,394
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.81% (B), 12/15/2036 (A)	9,960,000	9,191,825

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	$ 3,712,849	$ 3,737,956
Series 2019-SOHO, Class D,
1-Month LIBOR + 1.60%, 1.77% (B), 06/15/2036 (A)	7,500,000	7,087,293
Hilton Orlando Trust
Series 2018-ORL, Class C,
1-Month LIBOR + 1.30%, 1.47% (B), 12/15/2034 (A)	14,000,000	12,735,631
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.77% (B), 11/15/2036 (A)	7,130,458	6,593,935
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	10,000,000	1,250,000
Series 2020-NNN, Class CFL,
1-Month LIBOR + 1.30%, 1.48% (B), 01/16/2037 (A)	9,900,000	9,398,869
Series 2020-NNN, Class DFL,
1-Month LIBOR + 1.55%, 1.73% (B), 01/16/2037 (A)	5,000,000	4,701,161
KKR Industrial Portfolio Trust
Series 2020-AIP, Class D,
1-Month LIBOR + 2.03%, 2.20% (B), 03/15/2037 (A)	9,803,009	9,532,582
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1-Month LIBOR + 0.25%, 0.42% (B), 02/25/2030 (A)	255,984	253,218
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 1.87% (B), 11/15/2036 (A)	10,730,000	9,760,877
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	9,965,461	10,385,131
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 2.37% (B), 11/15/2034 (A)	15,700,000	12,752,779
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.57% (B), 07/15/2035 (A)	10,850,000	10,332,127
Series 2019-BPR, Class B,
1-Month LIBOR + 2.10%, 2.27% (B), 05/15/2036 (A)	6,720,000	6,085,920
Series 2019-NUGS, Class B,
1-Month LIBOR + 1.30%, 2.80% (B), 12/15/2036 (A)	7,000,000	6,811,232
Series 2019-NUGS, Class C,
1-Month LIBOR + 1.50%, 3.00% (B), 12/15/2036 (A)	5,200,000	5,033,245
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	4,116,258	3,973,022
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.57% (B), 08/15/2034 (A)	8,024,479	7,683,405

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.35% (B), 10/15/2037 (A)	$ 11,780,000	$ 11,308,461
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.82% (B), 10/15/2037 (A)	9,220,000	8,804,817
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,852,117	1,982,009
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,287,473	2,445,684
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	3,956,730	4,218,135
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	6,942,151	7,458,550
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	4,601,018	4,935,955
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 1.67% (B), 06/25/2057 (A)	5,097,494	5,072,937
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	4,339,296	4,643,858
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	6,922,597	7,468,418
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	4,996,723	5,338,229
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	9,004,107	9,807,914
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	7,685,397	8,255,981
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	8,788,925	9,307,719
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	11,894,047	12,458,524
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	8,755,793	9,121,400
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 0.38% (B), 12/20/2036 (A)	4,551,431	4,448,437
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 1.51% (B), 11/11/2034 (A)	12,151,204	10,989,856
VNDO Mortgage Trust
Series 2013-PENN, Class D,
3.95% (B), 12/13/2029 (A)	3,596,000	3,542,169

Total Mortgage-Backed Securities (Cost $594,957,916)		560,340,261

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (F)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 4.02% (B), 08/01/2037	318,255	320,149

Total U.S. Government Agency Obligation (Cost $322,718)		320,149

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (G)	17,154,838	$ 17,154,838

Total Other Investment Company (Cost $17,154,838)		17,154,838

	Principal	Value

REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 0.00% (G), dated 07/31/2020, to be repurchased at $80,418,025 on 08/03/2020. Collateralized by U.S. Government Obligations, 0.25% - 1.63%, due 05/31/2023 - 06/15/2023, and with a total value of $82,026,476.	$ 80,418,025	80,418,025

Total Repurchase Agreement (Cost $80,418,025)		80,418,025

Total Investments (Cost $3,067,467,971)		3,093,737,245
Net Other Assets (Liabilities) - (0.0)% (F)		(1,203,857)

Net Assets - 100.0%		$ 3,092,533,388

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$479,719,218	$—	$479,719,218
Corporate Debt Securities	—	1,940,874,290	—	1,940,874,290
Foreign Government Obligation	—	2,347,538	—	2,347,538
Loan Assignment	—	12,562,926	—	12,562,926
Mortgage-Backed Securities	—	560,340,261	—	560,340,261
U.S. Government Agency Obligation	—	320,149	—	320,149
Other Investment Company	17,154,838	—	—	17,154,838
Repurchase Agreement	—	80,418,025	—	80,418,025

Total Investments	$17,154,838	$3,076,582,407	$—	$3,093,737,245

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $1,538,732,514, representing 49.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,437,453, collateralized by cash collateral of $17,154,838 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $651,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	AT&T, Inc. 3.40%, 05/15/2025	05/29/2020	$7,553,490	$7,786,415	0.3%
Corporate Debt Securities	Broadcom, Inc. 3.46%, 09/15/2026	05/18/2020	12,128,564	13,292,832	0.4

Total			$19,682,054	$21,079,247	0.7%

(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2020; the maturity date disclosed is the ultimate maturity date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at July 31, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

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Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 12